Property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 24,197	$ 23,673
Less: Accumulated depreciation	(7,824)	(7,787)
Property, Plant and Equipment, Net	16,995	17,290
Net Book Value	16,373	15,886
Electric Generation Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 11,010	10,553
Electric Generation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electric Generation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	131 years
Electric Transmission [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 2,786	2,799
Electric Transmission [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Electric Transmission [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	80 years
Electric Distribution [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 5,660	5,715
Electric Distribution [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Electric Distribution [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	80 years
Gas, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 2,867	2,895
Gas, Transmission and Distribution Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Gas, Transmission and Distribution Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	85 years
Other Energy Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 1,874	1,711
Other Energy Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Other Energy Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	60 years
Construction in Progress [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 622	$ 1,404